Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 188,226	£ 171,761
Financial assets at fair value through other comprehensive income	45,908	51,902
Loans and advances at amortised cost	145,259	134,267
Other assets	2,706	1,440
Other interests
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3,417	2,780
Financial assets at fair value through other comprehensive income	91	153
Loans and advances at amortised cost	22,741	18,418
Other assets	12	11
Total on balance sheet exposures	26,261	21,362
Total off balance sheet notional amounts	20,409	19,281
Maximum exposure to loss	46,670	40,643
Total assets of the entity	254,634	263,383
Other interests | Of which: Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3,335	2,698
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	0
Total on balance sheet exposures	3,335	2,698
Total off balance sheet notional amounts	0	0
Maximum exposure to loss	3,335	2,698
Total assets of the entity	11,513	11,008
Other interests | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	22,741	18,418
Other interests | Financial assets at amortised cost | Of which: Barclays owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	0	0
Multi-seller conduit programme
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Other assets	8	8
Total on balance sheet exposures	5,192	5,154
Total off balance sheet notional amounts	11,015	11,750
Maximum exposure to loss	16,207	16,904
Total assets of the entity	65,441	87,004
Multi-seller conduit programme | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	5,184	5,146
Lending
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	2	15
Financial assets at fair value through other comprehensive income	53	106
Other assets	4	3
Total on balance sheet exposures	14,353	12,599
Total off balance sheet notional amounts	9,394	7,531
Maximum exposure to loss	23,747	20,130
Total assets of the entity	160,611	153,990
Lending | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	14,294	12,475
Other
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	3,415	2,765
Financial assets at fair value through other comprehensive income	38	47
Other assets	0	0
Total on balance sheet exposures	6,716	3,609
Total off balance sheet notional amounts	0	0
Maximum exposure to loss	6,716	3,609
Total assets of the entity	28,582	22,389
Other | Financial assets at amortised cost
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	£ 3,263	£ 797